UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)









PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48493 -0609                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS


USAA VALUE FUND
April 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------

               COMMON STOCKS (96.1%)

               CONSUMER DISCRETIONARY (14.4%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
      126,400  Hanesbrands, Inc.  *                                                        $        2,080
                                                                                          ---------------
               APPAREL RETAIL (0.8%)
      125,400  Men's Wearhouse, Inc.                                                                2,337
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.7%)
      211,600  American Axle & Manufacturing Holdings, Inc.                                           212
      141,400  Gentex Corp.                                                                         1,890
      172,100  Lear Corp.  *                                                                          138
                                                                                          ---------------
                                                                                                    2,240
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.8%)
       57,400  Advance Auto Parts, Inc.                                                             2,511
                                                                                          ---------------
               CASINOS & GAMING (1.6%)
      109,000  Ameristar Casinos, Inc.                                                              2,237
      214,100  International Game Technology                                                        2,644
                                                                                          ---------------
                                                                                                    4,881
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (1.0%)
      104,800  GameStop Corp. "A"  *                                                                3,161
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (1.0%)
       94,800  Family Dollar Stores, Inc.                                                           3,146
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (1.5%)
      120,000  Home Depot, Inc.                                                                     3,159
       26,100  Sherwin-Williams Co.                                                                 1,478
                                                                                          ---------------
                                                                                                    4,637
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.4%)
       34,500  Aaron Rents, Inc.                                                                    1,158
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (2.1%)
      199,900  Carnival Corp.                                                                       5,373
       85,400  Royal Caribbean Cruises Ltd.                                                         1,258
                                                                                          ---------------
                                                                                                    6,631
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (2.6%)
      184,200  Stanley Works                                                                        7,005
       22,900  Whirlpool Corp.                                                                      1,034
                                                                                          ---------------
                                                                                                    8,039
                                                                                          ---------------
               LEISURE PRODUCTS (0.3%)
      102,800  Brunswick Corp.                                                                        615
      100,400  MarineMax, Inc.  *                                                                     457
                                                                                          ---------------
                                                                                                    1,072
                                                                                          ---------------
               PUBLISHING (0.3%)
      195,700  Valassis Communications, Inc.  *                                                     1,012
                                                                                          ---------------


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1   |  USAA Value Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               RESTAURANTS (0.1%)
       47,100  CKE Restaurants, Inc.                                                       $          451
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
       90,300  Service Corp. International                                                            409
                                                                                          ---------------
               SPECIALTY STORES (0.4%)
      100,100  Cabela's, Inc.  *                                                                    1,282
                                                                                          ---------------
               Total Consumer Discretionary                                                        45,047
                                                                                          ---------------

               CONSUMER STAPLES (6.9%)
               -----------------------
               DISTILLERS & VINTNERS (0.7%)
       46,500  Diageo plc ADR                                                                       2,225
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.6%)
       75,836  Kraft Foods, Inc. "A"                                                                1,774
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
       33,600  Mead Johnson Nutrition Co.  *                                                          949
                                                                                          ---------------
               TOBACCO (5.3%)
      171,500  Altria Group, Inc.                                                                   2,801
      129,900  Imperial Tobacco Group plc ADR                                                       5,904
       23,500  Lorillard, Inc.                                                                      1,483
      142,100  Philip Morris International, Inc.                                                    5,144
       37,300  Reynolds American, Inc.                                                              1,417
                                                                                          ---------------
                                                                                                   16,749
                                                                                          ---------------
               Total Consumer Staples                                                              21,697
                                                                                          ---------------

               ENERGY (9.4%)
               -------------
               INTEGRATED OIL & GAS (6.8%)
       44,100  BP plc ADR                                                                           1,873
       37,700  Chevron Corp.                                                                        2,492
      107,300  ConocoPhillips                                                                       4,399
       93,100  Marathon Oil Corp.                                                                   2,765
       48,300  Murphy Oil Corp.                                                                     2,304
      131,500  Occidental Petroleum Corp.                                                           7,402
                                                                                          ---------------
                                                                                                   21,235
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
       88,200  Chesapeake Energy Corp.                                                              1,738
       20,650  Encore Acquisition Co.  *                                                              603
       65,700  EXCO Resources, Inc.  *                                                                774
                                                                                          ---------------
                                                                                                    3,115
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.6%)
      207,200  El Paso Corp.                                                                        1,430
      239,500  Spectra Energy Corp.                                                                 3,473
                                                                                          ---------------
                                                                                                    4,903
                                                                                          ---------------
               Total Energy                                                                        29,253
                                                                                          ---------------

               FINANCIALS (12.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       56,600  Legg Mason, Inc.                                                                     1,136
                                                                                          ---------------
               CONSUMER FINANCE (3.3%)
      181,300  American Express Co.                                                                 4,572
      200,100  Capital One Financial Corp.                                                          3,350
      470,100  SLM Corp.  *                                                                         2,271
                                                                                          ---------------
                                                                                                   10,193
                                                                                          ---------------


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                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (1.0%)
      159,700  Wells Fargo & Co.                                                           $        3,196
                                                                                          ---------------
               INSURANCE BROKERS (0.9%)
       99,000  Willis Group Holdings Ltd.                                                           2,723
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
       35,900  Torchmark Corp.                                                                      1,053
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
      215,059  Bank of America Corp.                                                                1,920
      224,100  Citigroup, Inc.                                                                        684
      127,400  JPMorgan Chase & Co.                                                                 4,204
                                                                                          ---------------
                                                                                                    6,808
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.5%)
       83,300  Allstate Corp.                                                                       1,943
       86,000  Axis Capital Holdings Ltd.                                                           2,119
       64,700  Stewart Information Services Corp.                                                   1,463
       49,000  Travelers Companies, Inc.                                                            2,016
       16,700  XL Capital Ltd. "A"                                                                    159
                                                                                          ---------------
                                                                                                    7,700
                                                                                          ---------------
               REGIONAL BANKS (0.4%)
       35,500  PNC Financial Services Group, Inc.                                                   1,409
                                                                                          ---------------
               REITS - MORTGAGE (0.9%)
      205,900  Annaly Capital Management, Inc.                                                      2,897
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (1.0%)
      107,200  New York Community Bancorp, Inc.                                                     1,213
      123,180  People's United Financial, Inc.                                                      1,924
                                                                                          ---------------
                                                                                                    3,137
                                                                                          ---------------
               Total Financials                                                                    40,252
                                                                                          ---------------

               HEALTH CARE (12.9%)
               -------------------
               HEALTH CARE DISTRIBUTORS (0.5%)
       48,900  Cardinal Health, Inc.                                                                1,652
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
       56,300  Baxter International, Inc.                                                           2,731
                                                                                          ---------------
               HEALTH CARE SERVICES (1.6%)
      108,400  Omnicare, Inc.                                                                       2,787
       46,500  Quest Diagnostics, Inc.                                                              2,387
                                                                                          ---------------
                                                                                                    5,174
                                                                                          ---------------
               MANAGED HEALTH CARE (3.8%)
       73,100  CIGNA Corp.                                                                          1,441
      109,800  Coventry Health Care, Inc.  *                                                        1,747
      134,700  UnitedHealth Group, Inc.                                                             3,168
      128,400  WellPoint, Inc.  *                                                                   5,490
                                                                                          ---------------
                                                                                                   11,846
                                                                                          ---------------
               PHARMACEUTICALS (6.1%)
      313,500  Bristol-Myers Squibb Co.                                                             6,019
       44,100  Johnson & Johnson                                                                    2,309
      333,100  Pfizer, Inc.                                                                         4,450
      149,400  Wyeth                                                                                6,335
                                                                                          ---------------
                                                                                                   19,113
                                                                                          ---------------
               Total Health Care                                                                   40,516
                                                                                          ---------------


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3   |  USAA Value Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (15.5%)
               -------------------
               AEROSPACE & DEFENSE (3.9%)
       47,700  Goodrich Corp.                                                             $         2,112
      156,800  Honeywell International, Inc.                                                        4,894
       69,100  L-3 Communications Holdings, Inc.                                                    5,262
                                                                                          ---------------
                                                                                                   12,268
                                                                                          ---------------
               BUILDING PRODUCTS (0.4%)
       53,100  Simpson Manufacturing Co., Inc.                                                      1,182
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
       84,800  Insituform Technologies, Inc. "A"  *                                                 1,300
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
      156,400  Oshkosh Corp.                                                                        1,502
       84,000  Terex Corp.  *                                                                       1,159
                                                                                          ---------------
                                                                                                    2,661
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
      113,400  Emerson Electric Co.                                                                 3,860
       36,200  Regal-Beloit Corp.                                                                   1,471
                                                                                          ---------------
                                                                                                    5,331
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
       42,600  Administaff, Inc.                                                                    1,136
      116,700  Korn/Ferry International  *                                                          1,236
                                                                                          ---------------
                                                                                                    2,372
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
      151,900  General Electric Co.                                                                 1,921
                                                                                          ---------------
               INDUSTRIAL MACHINERY (4.3%)
       49,000  Eaton Corp.                                                                          2,146
       22,900  Flowserve Corp.                                                                      1,555
       56,800  Harsco Corp.                                                                         1,565
      176,400  Illinois Tool Works, Inc.                                                            5,786
       41,300  ITT Corp.                                                                            1,694
       17,200  Kaydon Corp.                                                                           549
                                                                                          ---------------
                                                                                                   13,295
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.9%)
       72,100  Avery Dennison Corp.                                                                 2,072
       29,700  Pitney Bowes, Inc.                                                                     729
                                                                                          ---------------
                                                                                                    2,801
                                                                                          ---------------
               RAILROADS (1.2%)
       57,600  Burlington Northern Santa Fe Corp.                                                   3,887
                                                                                          ---------------
               TRUCKING (0.4%)
       48,700  Ryder System, Inc.                                                                   1,348
                                                                                          ---------------
               Total Industrials                                                                   48,366
                                                                                          ---------------

               INFORMATION TECHNOLOGY (12.8%)
               ------------------------------
               APPLICATION SOFTWARE (0.4%)
      208,200  Mentor Graphics Corp.  *                                                             1,399
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.9%)
      193,500  Nokia Corp. ADR                                                                      2,736
                                                                                          ---------------
               COMPUTER HARDWARE (3.5%)
       46,800  Diebold, Inc.                                                                        1,237
      120,000  Hewlett-Packard Co.                                                                  4,318
       51,400  International Business Machines Corp.                                                5,305
                                                                                          ---------------
                                                                                                   10,860
                                                                                          ---------------


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                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
       43,500  Alliance Data Systems Corp.  *                                             $         1,821
       69,100  Computer Sciences Corp.  *                                                           2,554
                                                                                          ---------------
                                                                                                    4,375
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
       75,300  Littelfuse, Inc.  *                                                                  1,234
      377,700  Vishay Intertechnology, Inc.  *                                                      2,217
                                                                                          ---------------
                                                                                                    3,451
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.8%)
       78,400  Mercury Computer Systems, Inc.  *                                                      637
       83,400  Plexus Corp.  *                                                                      1,847
                                                                                          ---------------
                                                                                                    2,484
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
       35,500  Maximus, Inc.                                                                        1,432
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (1.2%)
      198,400  Applied Materials, Inc.                                                              2,423
      236,400  Brooks Automation, Inc.  *                                                           1,470
                                                                                          ---------------
                                                                                                    3,893
                                                                                          ---------------
               SEMICONDUCTORS (1.7%)
      235,200  Intel Corp.                                                                          3,712
       69,100  Microchip Technology, Inc.                                                           1,589
                                                                                          ---------------
                                                                                                    5,301
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
      200,900  Microsoft Corp.                                                                      4,070
                                                                                          ---------------
               Total Information Technology                                                        40,001
                                                                                          ---------------

               MATERIALS (1.4%)
               ----------------
               DIVERSIFIED CHEMICALS (1.1%)
      127,400  E.I. du Pont de Nemours & Co.                                                        3,555
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.3%)
      303,800  Polyone Corp.  *                                                                       832
                                                                                          ---------------
               Total Materials                                                                      4,387
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (4.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.1%)
      237,630  AT&T, Inc.                                                                           6,088
      225,400  Verizon Communications, Inc.                                                         6,839
                                                                                          ---------------
                                                                                                   12,927
                                                                                          ---------------
               Total Telecommunication Services                                                    12,927
                                                                                          ---------------

               UTILITIES (5.8%)
               ----------------
               ELECTRIC UTILITIES (2.8%)
      176,900  Duke Energy Corp.                                                                    2,443
       67,700  Entergy Corp.                                                                        4,385
       68,300  Pinnacle West Capital Corp.                                                          1,870
                                                                                          ---------------
                                                                                                    8,698
                                                                                          ---------------
               MULTI-UTILITIES (3.0%)
      161,200  CenterPoint Energy, Inc.                                                             1,715
      112,700  Dominion Resources, Inc.                                                             3,399
       95,150  MDU Resources Group, Inc.                                                            1,672


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5   |  USAA Value Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
      151,500  Xcel Energy, Inc.                                                          $         2,794
                                                                                          ---------------
                                                                                                    9,580
                                                                                          ---------------
               Total Utilities                                                                     18,278
                                                                                          ---------------
               Total Common Stocks (cost: $385,808)                                               300,724
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (3.8%)

               MONEY MARKET FUNDS (3.8%)
    11,985,968 State Street Institutional Liquid Reserve Fund, 0.56% (a)(cost:  $11,986)           11,986
                                                                                          ---------------




               TOTAL INVESTMENTS (COST: $397,794)                                       $         312,710
                                                                                          ===============


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Value Fund Shares and, effective August 1, 2008, Value Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it


================================================================================
7   |  USAA Value Fund

================================================================================


identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:


================================================================================
                                        Notes to Portfolio of Investments  |   8

================================================================================


Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                 Investments in
Valuation Inputs                                                     Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $312,710,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                              $312,710,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the fund had no securities out on loan.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

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9   |  USAA Value Fund

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depreciation of investments as of April 30, 2009, were $20,982,000 and
$106,066,000, respectively, resulting in net unrealized depreciation of $85,084,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $313,088,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.6% of net assets at April 30, 2009

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT           Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
*   Non-income-producing security.


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                                       Notes to Portfolio of Investments  |   10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.